Fair Value Measurements - Schedule of Changes in Fair Value Measurement (Details) - Level 3 [Member]	9 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Changes in Fair Value Measurement [Line Items]
Balance
Over-allotment option liability	149,000
Change in fair value
Exercise of over-allotment option	(149,000)
Balance